Pension and Other Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Schedule of Reconciliation of Plans Benefit Obligations, Fair Value of Assets and Funded Status
The following tables provide a reconciliation of the changes in the LPP’s benefit obligations and fair value of assets during the years ended December 31, 2017 and 2016, and the unfunded status as of December 31, 2017 and 2016 (in thousands):

	Year Ended December 31,
	2017	2016
Change in benefit obligation:
Benefit obligation at January 1	$(444,662)	$(420,516)
Service cost	—	—
Interest cost	(18,731)	(20,041)
Actuarial losses, net	(26,169)	(28,350)
Benefits paid	30,123	24,245
Benefit obligation at December 31	$(459,439)	$(444,662)
Change in plan assets:
Fair value of assets at January 1	$324,471	$326,586
Actual return on plan assets	46,425	22,130
Employer contributions	7,000	—
Benefits paid	(30,123)	(24,245)
Fair value of assets at December 31	$347,773	$324,471
Unfunded status at December 31	$(111,666)	$(120,191)

Schedule of Amount Recognized in Accumulated Other Comprehensive Income Loss Net of Deferred Taxes
The amounts recognized in accumulated other comprehensive income (loss), net of deferred taxes, associated with the LPP as of December 31, 2017 and 2016 are as follows (in thousands):

	December 31,
	2017	2016
Net actuarial loss	$(115,701)	$(118,739)
Prior service credit	12,433	13,348
Accumulated other comprehensive loss	$(103,268)	$(105,391)

Schedule of Components of Net Periodic Benefit Cost
The following table provides the components of net periodic benefit costs associated with the LPP and the principal assumptions used in the measurement of the LPP benefit obligations and net benefit costs for the three years ended December 31, 2017, 2016 and 2015 (in thousands):

	Year Ended December 31,
	2017	2016	2015
Interest cost	$18,731	$20,041	$19,097
Expected return on plan assets	(20,934)	(20,803)	(21,117)
Amortization of prior service credit	(1,432)	(1,432)	(1,432)
Amortization of actuarial loss	6,517	5,871	7,045
Net cost	$2,882	$3,677	$3,593
Weighted-average discount rate used to measure benefit obligations	3.81%	4.36%	4.86%
Weighted average assumptions used to determine net benefit cost:
Discount rate	4.36%	4.86%	4.36%
Expected return on plan assets	6.50%	6.50%	6.50%

Schedule of Obligations Recognized in Other Comprehensive Income
The following table provides the pre-tax amounts recognized in OCI, including the amortization of the actuarial loss and prior service credit, associated with the LPP for the years ended December 31, 2017, 2016 and 2015 (in thousands):

Obligations Recognized in	Year Ended December 31,
Other Comprehensive Income	2017	2016	2015
Net actuarial loss	$679	$27,023	$6,472
Amortization of actuarial loss	(6,517)	(5,871)	(7,045)
Amortization of prior service credit	1,432	1,432	1,432
Total (income) loss recognized in other comprehensive income	$(4,406)	$22,584	$859
Total recognized in net periodic benefit cost and other comprehensive income	$(1,524)	$26,261	$4,452

Schedule of Fair Value of LPP Assets
As defined in Note 10. Fair Value Measurements, the following tables present the fair value of the LPP assets as of December 31, 2017, and 2016:

	Fair Value Measurements at December 31, 2017
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common collective trusts:
Fixed income securities	$—	$191,125	$—	$191,125
Global equity securities	—	134,378	—	134,378
Money market mutual fund	2,815	—	—	2,815
Real estate	—	—	19,455	19,455
Total assets at fair value	$2,815	$325,503	$19,455	$347,773

	Fair Value Measurements at December 31, 2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common collective trusts:
Fixed income securities	$—	$174,899	$—	$174,899
Global equity securities	—	127,321	—	127,321
Money market mutual fund	3,732	—	—	3,732
Real estate	—	—	18,519	18,519
Total assets at fair value	$3,732	$302,220	$18,519	$324,471

Schedule of Plan Assets Valued Using Significant Unobservable Inputs (Level 3)
The following table provides a rollforward of plan assets valued using significant unobservable inputs (level 3), in thousands:

Real Estate
Ending balance at December 31, 2015	$17,308
Contributions	246
Net distributions	(246)
Advisory fee	(194)
Net investment income	813
Unrealized gain	593
Net realized loss	(1)
Ending balance at December 31, 2016	18,519
Contributions	279
Net distributions	(279)
Advisory fee	(200)
Net investment income	820
Unrealized gain	253
Net realized gain	63
Ending balance at December 31, 2017	$19,455

Summary of Estimated Future Benefit Payments	We expect the LPP to make the following estimated future benefit payments (in thousands):

Amount
2018	$33,559
2019	32,589
2020	31,963
2021	30,080
2022	31,151
2023-2027	155,024